UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): February 13, 2026

Commission File Number of securitizer: 025-04743

Central Index Key Number of securitizer: 0001787426

WCM1 LLC

(Exact name of securitizer as specified in its charter)

John Essad (313) 545-5133

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note:

We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information") and (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"). The information in this Form ABS-15G has not been verified by any third party.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).

Item 99.1	Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (with cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%
RCKT Mortgage Trust 2022-4		Rocket Mortgage, LLC	330	337,894,028	100	1	738,500	0.22%	0	0	0%	0	0	0	0	0	0	1	738,500	0.22	0	0	0

[SIGNATURE ON THE FOLLOWING PAGE]

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 -Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:	February 13, 2026	WCM1 LLC
(Depositor)

		By:	Woodward Capital Management LLC, its sole member

		By:	/s/ John Essad
			Name:	John Essad
			Title:	Managing Director
(director of securitization and senior officer in charge of securitization)